Income Taxes (Roll-Forward Of Interest And Penalties Recognized) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income Tax Contingency [Line Items]
Balance at beginning of fiscal year	¥ 4,528	¥ 6,934	¥ 7,033
Total interest and penalties in the consolidated statements of income	(698)	(2,975)	27
Total cash settlements, foreign exchange translation and others	2,116	569	(126)
Balance at end of fiscal year	¥ 5,946	¥ 4,528	¥ 6,934